Share Based Compensation - Summary of Assumptions Used to Determine Fair value of Share Options (Details) - Share Incentive Plans - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Share Based Compensation [Line Items]
Risk free interest rate	4.17%	4.65%
Expected dividend yield	1.50%	0.13%
Expected volatility range	55.00%	60.00%
Contractual life	10 years	10 years
Bottom of range [Member]
Disclosure Of Share Based Compensation [Line Items]
Exercise multiples	¥ 2.2	¥ 2.2
Top of range [Member]
Disclosure Of Share Based Compensation [Line Items]
Exercise multiples	¥ 2.8	¥ 2.8